Related Party Transactions_Compensation To Key Management(Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	₩ 11,342,000,000	₩ 8,598,000,000	₩ 8,633,000,000
Post-employment benefits	425,000,000	271,000,000	154,000,000
Termination benefits	0	0	163,000,000
Share-based payments	17,601,000,000	9,639,000,000	5,245,000,000
Total	29,368,000,000	18,508,000,000	14,195,000,000
Registered directors (executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	2,026,000,000	1,165,000,000	1,612,000,000
Post-employment benefits	87,000,000	63,000,000	60,000,000
Termination benefits	0	0	0
Share-based payments	2,991,000,000	863,000,000	925,000,000
Total	5,104,000,000	2,091,000,000	2,597,000,000
Registered directors (non-executive)
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	896,000,000	796,000,000	848,000,000
Post-employment benefits	0	0	0
Termination benefits	0	0	0
Share-based payments	0	0	0
Total	896,000,000	796,000,000	848,000,000
Non-registered directors
Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Line Items [Line Items]
Short-term employee benefits	8,420,000,000	6,637,000,000	6,173,000,000
Post-employment benefits	338,000,000	208,000,000	94,000,000
Termination benefits	0	0	163,000,000
Share-based payments	14,610,000,000	8,776,000,000	4,320,000,000
Total	₩ 23,368,000,000	₩ 15,621,000,000	₩ 10,750,000,000